Financial assets and liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Disclosure Of Financial Instruments [Line Items]
Remeasurement of contingent consideration	$ (1,520)	$ 351	$ (5,989)	$ 71
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance			23,284	$ 25,409	$ 25,409
Amount used during the period					(1,212)
Remeasurement of contingent consideration			(5,989)		(913)
Reclassification during the period			2,686
Closing balance	$ 19,981		$ 19,981		$ 23,284